INVESTMENTS (TABLES)	12 Months Ended
Dec. 31, 2014
Investments Tables [Abstract]
Available For Sale Securities [Text Block]
Available-for-Sale Securities by Classification

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTI
	Cost	Gains	Losses	Value	in AOCI(1)

	(In Millions)
December 31, 2014:
Fixed Maturity Securities:
Corporate	$765	$38	$2	$801	$-
U.S. Treasury, government
and agency	27	-	-	27	-
States and political subdivisions	6	-	-	6	-
Commercial mortgage-backed	34	3	11	26	1
Redeemable preferred stock	18	-	-	18	-
Total at December 31, 2014	$850	$41	$13	$878	$1

December 31, 2013:
Fixed Maturity Securities:
Corporate	$608	$33	$8	$633	$-
U.S. Treasury, government
and agency	34	-	-	34	-
States and political subdivisions	6	-	-	6	-
Commercial mortgage-backed	46	1	23	24	1
Redeemable preferred stock	18	-	2	16	-
Total at December 31, 2013	$712	$34	$33	$713	$1

Investments Classified By Contractual Maturity Date [Table Text Block]
Available-for-Sale Fixed Maturity Securities
Contractual Maturities at December 31, 2014

	Amortized Cost	Fair Value

	(In Millions)

Due in one year or less	$39	$40
Due in years two through five	167	179
Due in years six through ten	560	582
Due after ten years	32	33
Subtotal	798	834
Commercial mortgage-backed securities	34	26
Total	$832	$860

Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Table Text Block]
	December 31,
	2014	2013	2012

	(In Millions)

Proceeds from sales(1)	$39	$1,200	$13

Gross gains on sales(2)	$1	$84	$2
Gross losses on sales(3)	$1	$9	$1

Total OTTI	$(10)	$(6)	$(7)
Non-credit losses recognized in OCI	-	-	-
Credit losses recognized in earnings (loss)	$(10)	$(6)	$(7)

Fixed Maturities Credit Loss Impairments [Table Text Block]
Fixed Maturity Securities - Credit Loss Impairments

	2014	2013

	(In Millions)

Balances at January 1,	$(60)	$(72)
Previously recognized impairments on securities that matured, paid, prepaid or sold	19	18
Recognized impairments on securities impaired to fair value this period(1)	-	-
Impairments recognized this period on securities not previously impaired	(9)	(6)
Additional impairments this period on securities previously impaired	(1)	-
Increases due to passage of time on previously recorded credit losses	-	-
Accretion of previously recognized impairments due to increases in expected cash flows	-	-
Balances at December 31,	$(51)	$(60)

Unrealized Gain Loss On Investments [Table Text Block]
	December 31,
	2014	2013

	(In Millions)

AFS Securities:
Fixed maturity securities:
With OTTI loss	$(1)	$(4)
All other	29	5
Net Unrealized (Gains) Losses	$28	$1

Unrealized Gain Loss On Investments With Other Than Temporary Impairment [Table Text Block]
Net Unrealized Gains (Losses) on Fixed Maturity Securities with OTTI Losses

				AOCI Gain
	Net			(Loss) Related
	Unrealized		Deferred	to Net
	Gains		Income	Unrealized
	(Losses) on	DAC and	Tax Asset	Investment
	Investments	VOBA	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2014	$(4)	$(1)	$2	$(3)
Net investment gains (losses) arising during the period	-	-	-	-
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	3	-	-	3
Excluded from Net earnings (loss)(1)	-	-	-	-
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	-	1	-	1
Deferred income taxes	-	-	(2)	(2)
Balance, December 31, 2014	$(1)	$-	$-	$(1)

Balance, January 1, 2013	$2	$(1)	$-	$1
Net investment gains (losses) arising during the period	(5)	-	-	(5)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	(1)	-	-	(1)
Excluded from Net earnings (loss)(1)	-	-	-	-
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	-	-	-	-
Deferred income taxes	-	-	2	2
Balance, December 31, 2013	$(4)	$(1)	$2	$(3)

Other Net Unrealized Investment Gains Losses In Accumulated Other Comprehensive Income [Table Text Block]
All Other Net Unrealized Investment Gains (Losses) in AOCI

				AOCI Gain
	Net			(Loss) Related
	Unrealized		Deferred	to Net
	Gains		Income	Unrealized
	(Losses) on	DAC and	Tax Asset	Investment
	Investments	VOBA	(Liability)	Gains (Losses)

	(In Millions)

Balance, January 1, 2014	$5	$12	$(6)	$11
Net investment gains (losses) arising during the period	17	-	-	17
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	7	-	-	7
Excluded from Net earnings (loss)(1)	-	-	-	-
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	-	(14)	-	(14)
Deferred income taxes	-	-	(3)	(3)
Balance, December 31, 2014	$29	$(2)	$(9)	$18

Balance, January 1, 2013	$156	$(31)	$(44)	$81
Net investment gains (losses) arising during the period	(84)	-	-	(84)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	(67)	-	-	(67)
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	-	43	-	43
Deferred income taxes	-	-	38	38
Balance, December 31, 2013	$5	$12	$(6)	$11

Schedule Of Unrealized Loss On Investments [Table Text Block]
	Less Than 12 Months		12 Months or Longer		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In Millions)
December 31, 2014
Fixed Maturity Securities:
Corporate	$41	$(1)	$38	$(1)	$79	$(2)
U.S. Treasury, government
and agency	16	-	-	-	16	-
States and political subdivisions	1	-	-	-	1	-
Commercial mortgage-backed	1	-	20	(11)	21	(11)
Redeemable preferred stock	5	-	4	-	9	-

Total	$64	$(1)	$62	$(12)	$126	$(13)

December 31, 2013
Fixed Maturity Securities:
Corporate	$109	$(6)	$38	$(2)	$147	$(8)
U.S. Treasury, government
and agency	21	-	-	-	21	-
States and political subdivisions	1	-	-	-	1	-
Commercial mortgage-backed	13	(13)	8	(10)	21	(23)
Redeemable preferred stock	8	(2)	-	-	8	(2)

Total	$152	$(21)	$46	$(12)	$198	$(33)

Allowance For Credit Losses On Financing Receivables [Table Text Block]
	Commercial Mortgage Loans
	2014	2013	2012

	(In Millions)
Allowance for credit losses:
Beginning Balance, January 1,	$3	$4	$3
Charge-offs	(3)	-	-
Recoveries	-	(1)	-
Provision	-	-	1
Ending Balance, December 31,	$-	$3	$4

Ending Balance, December 31,:
Individually Evaluated for Impairment	$-	$3	$4

Debt Service Coverage Ratio [Table Text Block]
Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2013

	Debt Service Coverage Ratio
						Less	Total
	Greater	1.8x to	1.5x to	1.2x to	1.0x to	than	Mortgage
Loan-to-Value Ratio:(2)	than 2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Loans

	(In Millions)
Commercial Mortgage Loans(1)
0% - 50%	$-	$-	$16	$-	$-	$-	$16
50% - 70%	-	-	-	6	-	-	6
70% - 90%	-	-	-	-	-	-	-
90% plus	9	-	-	-	-	-	9
Total Commercial
Mortgage Loans	$9	$-	$16	$6	$-	$-	$31

Age Analysis Of Past Due Mortgage Loans [Table Text Block]
Age Analysis of Past Due Commercial Mortgage Loans

Recorded
Investment
						Total	> 90 Days
	30-59	60-89	90 Days			Financing	and
	Days	Days	or >	Total	Current	Receivables	Accruing

(In Millions)
December 31, 2013
Total Commercial
Mortgage Loans	$-	$-	$-	$-	$31	$31	$-

Impaired Mortgage Loans [Table Text Block]
Commercial Mortgage Loans - Impaired

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment(1)	Recognized

(In Millions)
December 31, 2013
With no related allowance recorded	$-	$-	$-	$-	$-
With related allowance recorded	$9	$9	$(3)	$10	$-

Equity Method Investments Roll Forward [Table Text Block]
	2014	2013

	(In Millions)

Balance at January 1,	$70	$69
Equity in net earnings (loss)	1	5
Dividends received	(5)	(4)
Other	(3)	-
Balance at December 31,	$63	$70

Sumarrized Financial Information of Equity Method Investments [Table Text Block]
	December 31,
	2014	2013

	(In Millions)
Balance Sheets:
Total Assets	$7,378	$7,386

Total Liabilities	3,246	3,316
Redeemable non-controlling interest	17	-
Total Partners' Capital	4,116	4,070
Total Liabilities and Partners' Capital	$7,379	$7,386

MLOA's Equity investment in AllianceBernstein	$63	$70

	2014	2013	2012

	(In Millions)
Statements of Earnings (Loss):
Total revenues	$3,005	$2,915	$2,737

Total Expenses	2,397	2,351	2,534
Net Earnings (Loss)	$570	$518	$189

MLOA's Equity in earnings (loss) of AllianceBernstein	$1	$5	$2

Schedule of Derivative Instruments [Table Text Block]
Derivative Instruments by Category

		Fair Value
				Gains (Losses)
	Notional	Asset	Liability	Reported In
	Amount	Derivatives	Derivatives	Earnings (Loss)

	(In Millions)
At or For the Year Ended December 31, 2014:

Freestanding derivatives:
Equity contracts:(1)
Options	$307	$32	$6	$13

Net investment income (loss)				13

Embedded derivatives:
MSO and IUL indexed features(3)	-	-	26	(13)

Balances, December 31, 2014	$307	$32	$32	$-

At or For the Year Ended December 31, 2013:

Freestanding derivatives:
Equity contracts:(1)
Options	$158	$20	$6	$8

Net investment income (loss)				8

Embedded derivatives:
GMIB reinsurance contracts (2)	-	-	-	(7)
MSO and IUL indexed features(3)	-	-	14	(8)

Balances, December 31, 2013	$158	$20	$20	$(7)

Offsetting Assets And Liabilities [Table Text Block]
Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2014

		Gross
	Gross	Amounts	Net Amounts
	Amounts	Offset in the	Presented in the
	Recognized	Balance Sheets	Balance Sheets

	(In Millions)
ASSETS
Description
Derivatives:
Equity contracts	$32	$6	$26
Total Derivatives, subject to an ISDA Master Agreement(1)	32	6	26
Other financial instruments	64	-	64
Other invested assets	$96	$6	$90

LIABILITIES
Description
Derivatives:
Equity contracts	$6	$6	$-
Total Derivatives, subject to an ISDA Master Agreement(1)	6	6	-
Other financial liabilities	63	-	63
Other liabilities	$69	$6	$63

Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2013

		Gross
	Gross	Amounts	Net Amounts
	Amounts	Offset in the	Presented in the
	Recognized	Balance Sheets	Balance Sheets

	(In Millions)
ASSETS
Description
Derivatives:
Equity contracts	$20	$6	$14
Total Derivatives, subject to an ISDA Master Agreement(1)	20	6	14
Other financial instruments	70	-	70
Other invested assets	$90	$6	$84

LIABILITIES
Description
Derivatives:
Equity contracts	$6	$6	$-
Total Derivatives, subject to an ISDA Master Agreement(1)	6	6	-
Other financial liabilities	83	-	83
Other liabilities	$89	$6	$83

Collateral Arrangements By Counterparty Not Offset In Consolidated Balancesheets [Table Text Block]
Gross Collateral Amounts Not Offset in the Balance Sheets
At December 31, 2014

	Net Amounts	Collateral (Received)/Held
	Presented in the	Financial		Net
	Balance Sheets	Instruments	Cash	Amounts

	(In Millions)
ASSETS
Counterparty A	$5	$-	$(5)	$-
Counterparty F	1	-	(1)	-
Counterparty G	3	-	(3)	-
Counterparty H	6	(6)	-	-
Counterparty K	6	-	(6)	-
Counterparty L	4	-	(4)	-
Counterparty T	1	-	(1)	-
Total Derivatives	$26	$(6)	$(20)	$-
Other financial assets	64	-	-	64
Other invested assets	$90	$(6)	$(20)	$64

Gross Collateral Amounts Not Offset in the Balance Sheets
At December 31, 2013

	Net Amounts	Collateral (Received)/Held
	Presented in the	Financial		Net
	Balance Sheets	Instruments	Cash	Amounts

	(In Millions)
ASSETS
Counterparty A	$6	$-	$(6)	$-
Counterparty H	1	-	-	1
Counterparty K	2	-	(2)	-
Counterparty L	4	-	(4)	-
Total Derivatives	$13	$-	$(12)	$1
Other financial assets	71	-	-	71
Other invested assets	$84	$-	$(12)	$72

Net Investment Income Loss Investments Gains Losses [Table Text Block]
	2014	2013	2012

	(In Millions)

Fixed maturities	$36	$79	$97
Mortgage loans on real estate	2	2	9
Policy loans	1	6	8
Derivative instruments	13	8	-

Gross investment income (loss)	52	95	114

Investment expenses	(2)	(3)	(4)

Net Investment Income (Loss)	$50	$92	$110

Investment Gains Losses Net Including Changes In Valuation Allowances [Table Text Block]
	2014	2013	2012

	(In Millions)

Fixed maturities	$(10)	$67	$(5)
Impact of (repurchase) issuance of AllianceBernstein Units	-	-	(2)
Mortgage loans on real estate	4	1	2
Investment Gains (Losses), Net	$(6)	$68	$(5)